COMMON STOCK (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2012 Integer	Jun. 30, 2013	Dec. 26, 2012	Dec. 21, 2012	Dec. 18, 2012	Dec. 10, 2012	Dec. 06, 2012	Dec. 05, 2012	Nov. 28, 2012	Nov. 19, 2012	Nov. 12, 2012	Nov. 10, 2012	Nov. 02, 2012	Oct. 31, 2012	Oct. 30, 2012	Oct. 29, 2012	Oct. 26, 2012	Oct. 22, 2012	Oct. 17, 2012	Oct. 16, 2012	Oct. 12, 2012	Oct. 09, 2012	Oct. 08, 2012	Oct. 04, 2012	Oct. 03, 2012	Oct. 02, 2012	Sep. 28, 2012	Sep. 27, 2012	Sep. 25, 2012	Aug. 31, 2012	Aug. 21, 2012	Jul. 17, 2012	Jun. 22, 2012	Jun. 11, 2012	Jun. 01, 2012	May 30, 2012	May 07, 2012	Mar. 13, 2012	Mar. 02, 2012	Jan. 24, 2012	Jan. 20, 2012	Jan. 04, 2012	Dec. 31, 2011
Notes to Financial Statements
Common Stock Shares Authorized	1,000,000,000	1,000,000,000																																									250,000,000
Common Stock Par Value	$ 0.001	$ 0.001																																									$ 0.001
Votes for each common stock	1
Dividends	$ 0
Shares Issued to BeSpoke Growth Partners, Inc.																								7,668,692		300,000								2,000,000			1,750,000					450,000
Shares Issued to BeSpoke Growth Partners, Inc., value																								9,202													128,125
Shares Issued to Seraphim Holdings, LLC																																					225,000			373,500	273,333
Shares Issued to Seraphim Holdings, LLC, value																																					22,500
Shares Issued to Harry Pavilak																																						25,000			25,000
Shares Issued to Kent William Hodges II																																						25,000			25,000
Shares Issued to Samuel Herschkowitz																																							4,201,859
Shares Issued to Ray Herrera																																							50,000
Shares Issued to Rila Partners																																						121,079
Shares Issued to Stuart Fine																																						180,000
Shares Issued to Power 3 Medical Products, Inc.																																						3,571,428
Shares Issued to Steven Rash																																						357,143
Shares Issued to Hanover 1 Capital Corporation																																						1,500,000
Shares Issued to Robert Sullivan																																						500,000
Shares Issued to Robert Harris																																						201,277
Shares Issued to Robert Harris, value																																						23,600
Shares Issued to Arnold Grisham																																						162,979
Shares Issued to Arnold Grisham, value																																						19,150
Shares Issued to AVS Communications, Inc.																																						99,084
Shares Issued to AVS Communications, Inc., value																																						11,642
Shares Issued to Conner Atchley																																						125,347
Shares Issued to Conner Atchley, value																																						3,760
Shares Issued to Machiavelli Global Marketing																																					1,958,113
Shares Issued to Machiavelli Global Marketing, value																																					39,326
Shares Issued to Scott VandeerMeer and Jeff Stephen																																					1,250,000
Shares Issued to Scott VandeerMeer and Jeff Stephen, value																																					25,000
Shares Issued to R. Chris Cottone														2,000,000																				1,000,000		100,000
Shares Issued to R. Chris Cottone, value														12,000																				30,000		10,000
Shares Issued to Larry Eastland																																			300,000
Shares Issued to Larry Eastland, value																																			12,000
Shares Issued to Green Tree Financial																																		2,500,000
Shares Issued to Green Tree Financial, value																																		75,000
Shares Issued to Magna Group																																	1,191,584
Shares Issued to Magna Group, value																																	9,830
Shares Issued to Jeff Stephens													5,000,000																			2,000,000
Shares Issued to Jeff Stephens, value													12,000																			14,000
Shares Issued to Asher Enterprises, Inc																							837,500		5,000,000					1,777,779	4,285,714	5,000,000
Shares Issued to Asher Enterprises, Inc, value																							2,680		15,000					4,266	12,000	12,000
Shares Issued to Redwood Management LLC																	3,043,478	8,695,652		6,818,181					2,045,454		5,909,090		5,681,819
Shares Issued to Redwood Management LLC, value																	7,000	20,000		15,000					4,500		13,000		12,500
Shares Issued to Blackbridge Capital, LLC																												4,750,000
Shares Issued to Blackbridge Capital, LLC, value																												9,500
Shares Issued to Matt Morris															5,405,405			10,810,810	4,943,244								5,145,000
Shares Issued to Matt Morris, value															10,000			20,000	9,145								10,804
Shares Issued to Provsta Life Sciences																								500,000
Shares Issued to Provsta Life Sciences, value																								32,500
Shares Issued to StockVest																						1,250,000
Shares Issued to StockVest, value																						11,250
Shares Issued to Matt Morns																						5,405,405
Shares Issued to Matt Morns, value																						10,000
Shares Issued to VStock Transfer LLC													750,000
Shares Issued to VStock Transfer LLC, value													6,750
Shares Issued to Scott VanderMeer												500,000	5,000,000	5,700,000
Shares Issued to Scott VanderMeer, value												5,000	12,000	10,000
Shares Issued to JSBarkats PLLC																					1,500,000
Shares Issued to JSBarkats PLLC, value																					7,500
Shares Issued to Brian Holden														2,000,000						8,000,000
Shares Issued to Brian Holden, value														4,000						16,000
Shares Issued to Neuroscience Associates																	10,000,000
Shares Issued to Neuroscience Associates, value																	68,000
Shares Issued to Joseph Rubinfeld																1,000,000
Shares Issued to Joseph Rubinfeld, value																10,000
Shares Issued to Sheryl Clark												264,063
Shares Issued to Sheryl Clark, value												10,552
Shares Issued to Dustin Johns											3,500,000
Shares Issued to Dustin Johns, value											7,500
Shares Issued to Ironridge Global IV, Ltd						1,240,165	3,962,679			23,000,000
Shares Issued to Ironridge Global IV, Ltd, value						24,374	80,050			464,600
Shares Issued to Dominion Capital, LLC								8,823,530	10,000,000	9,998,578
Shares Issued to Dominion Capital, LLC, value								75,000	85,000	84,987
Shares Issued to Ascendent Partners, LLC					10,000,000								7,000,000
Shares Issued to Ascendent Partners, LLC, value					30,000								11,436
Shares Issued to Hanover Holdings I, LLC				1,732,282
Shares Issued to Hanover Holdings I, LLC, value				22,575
Shares Issued to David Fiamingo			9,333,876
Shares Issued to David Fiamingo, value			$ 31,080